Financial instruments (Details Textual)						1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 08, 2018 USD ($)	Apr. 05, 2018 USD ($)	Apr. 03, 2013 USD ($)	Apr. 04, 2012 USD ($)	Jan. 13, 2009 USD ($)	Oct. 31, 2018 USD ($)	Oct. 23, 2014 USD ($)	Apr. 21, 2010 USD ($)	Sep. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 04, 2012 CLF ( )	Jan. 13, 2009 CLF ( )	Jan. 24, 2006 USD ($)	Jan. 24, 2006 CLF ( )
Financial instruments [Line Items]
Term deposits, maturity									greater than 90 days and less than 360 days
Current bonds issued net of issuance costs										$ 15,145,000	$ 13,494,000
Non current bonds issued net of issuance costs										68,870,000	1,031,507,000
Notional amount										16,796,000	1,039,755,000
Borrowings, maturity						2038
Outstanding purchase commitments										59,919,000	41,601,000
Single series bond One [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs										2,288,000
Non current bonds issued net of issuance costs											249,483,000
Notional amount										$ 2,674,000	$ 250,000,000
Borrowings, interest rate										0.95%	5.50%
Borrowings, maturity										4/21/2019	04/21/2020
Single series bond One [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount								$ 250,000
Borrowings, interest rate								5.50%
Borrowings, maturity								10
Single series bond Three [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs										$ 2,044,000
Non current bonds issued net of issuance costs											$ 297,382,000
Notional amount										$ 2,658,000	$ 300,000,000
Borrowings, interest rate										177.00%	3.63%
Borrowings, maturity										4/03/2019	04/03/2023
Single series bond Three [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount			$ 300
Borrowings, interest rate			3.625%
Borrowings, maturity			10
Annual yield rate			3.716%
Description of difference between the annual interest rate and comparable rate with treasury bonds			This rate equates to a difference of 180 basis points to comparable US Treasury bonds
Single series bond Two [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs										$ 4,215,000
Non current bonds issued net of issuance costs											$ 247,364,000
Notional amount										$ 4,648,000	$ 250,000,000
Borrowings, interest rate										275.00%	4.38%
Borrowings, maturity										1/28/2019	01/28/2025
Single series bond Two [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount							$ 250,000,000
Borrowings, interest rate							4.375%
Borrowings, maturity							2025
Percentage of bonds issue price							99.41%
Series C bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount														$ 101,918,000	3,000,000
Borrowings, interest rate														4.00%	4.00%
Series H bonds [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs										$ 3,617,000
Non current bonds issued net of issuance costs											$ 172,835,000
Notional amount										$ 3,756,000	$ 174,367,000
Borrowings, interest rate										190.00%	4.90%
Borrowings, maturity										1/05/2019	01/05/2030
Series H bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount					$ 139,216,000								4,000,000
Borrowings, interest rate					4.90%								4.90%
Borrowings, maturity					21
Series Q bonds [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs										$ 342,000
Notional amount										$ 342,000
Borrowings, interest rate						3.45%				334.00%
Borrowings, maturity										6/01/2019
Percentage Of Funds From Sale Of Financial Assets Used For Expansion	90.00%
Proceeds from disposal or maturity of available-for-sale financial assets	$ 83,567,623,842
Bond Authorised to Issue						$ 3,000,000
Series O bonds [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs										$ 867,000
Non current bonds issued net of issuance costs											$ 64,443,000
Notional amount										$ 934,000	$ 65,388,000
Borrowings, interest rate										260.00%	3.80%
Borrowings, maturity										2/01/2019	01/02/2033
Series O bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount				$ 69,901,000								1,500,000
Borrowings, interest rate				3.80%								3.80%
Borrowings, maturity				21
Series P bonds [Member]
Financial instruments [Line Items]
Current bonds issued net of issuance costs										$ 1,772,000
Notional amount										$ 1,784,000
Borrowings, interest rate		3.25%								307.00%
Borrowings, maturity		2028								1/15/2019
Bond Authorised to Issue		$ 3,000,000
Series M Bonds [Member] | Bonds issued [Member]
Financial instruments [Line Items]
Notional amount				$ 46,601,000								1,000,000
Borrowings, interest rate				3.30%								3.30%
Borrowings, maturity				5